SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of condensed financial statement balances and amounts of Company's VIEs

The following condensed financial statement balances and amounts of the Company’s VIEs, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries and its VIEs.

	As of December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	16,294	81,384
Restricted cash	2,023	2,435
Financial Assets receivable, net	53,373	—
Accounts receivable, net	71,184	97,187
Prepaid expenses and other current assets, net	126,154	31,101
Deferred tax assets, net	26,914	13,935
Property and equipment, net	8,123	9,538
Right-of-use assets	14,297	17,271
Other non-current assets	242	—
TOTAL ASSETS	318,604	252,851
Deferred guarantee income	51,079	—
Payroll and welfare payables	35,900	41,189
Tax payables	286,705	24,249
Accrued expenses and other current liabilities	184,008	220,770
Other payable related to the disposal of Shanghai Caiyin	188,300	—
Lease liabilities	14,598	16,647
TOTAL LIABILITIES	760,590	302,855

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenue	680,790	972,029	473,239
Operating (loss) income	(15,802)	52,204	(1,140,806)
Net income (loss)	89,149	164,741	(868,605)
Net cash provided by (used in) operating activities	98,486	8,807	(1,095,655)
Net cash used in investing activities	(96,180)	(7,265)	(74,100)
Net cash used in financing activities	—	—	—

Schedule of aging of the Group's contractual amounts of the outstanding loans subject to guarantee

The following table summarizes the aging of the Group’s contractual amounts of the outstanding loans subject to guarantee:

	0-30days
	past due	Current	Total loans
December 31, 2023	—	13,694,236	13,694,236

Summary of obligation with guarantee liability

The following table sets forth the activities of the Group’s obligations associated with the deferred guarantee income for the years ended December 31, 2022 and 2023:

	Year ended December 31,
	2022	2023
	RMB	RMB
Opening balances	—	276,518
Fair value of guarantee liabilities at inception of new loans	326,086	2,296,882
Release of guarantee liabilities	(49,568)	(1,475,238)
Disposal of subsidiary	—	(211,300)
Ending balances	276,518	886,862

*The Group disposed of a financing guarantee subsidiary and transferred out the remaining guarantee obligation to a third party company in April 2023. For more details, please refer to Note 8.

Summary of financial assets receivables

The following table presents the Group’s financial assets receivable as of December 31, 2022 and 2023:

	Year ended December 31,
	2022	2023
	RMB	RMB
Financial assets receivable	292,342	998,835
Allowance for credit losses of financial assets receivable	—	(7,207)
Financial assets receivable, net	292,342	991,628

Summary of property and equipment estimated useful lives	Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives are:

Category	Estimated useful life
Electronic equipment	3 years

Office equipment & Furniture	5 years

Motor vehicles	4 years

Leasehold improvement	Shorter of the lease term or expected useful life

Software	10 years

Summary of disaggregation of revenue by product

The following table illustrates the disaggregation of revenue by product and services the Group offered in 2021, 2022 and 2023, respectively, net of VAT and surcharges:

		Year Ended December 31,
		2021	2022	2023
		RMB	RMB	RMB
Revenue from loan facilitation services	At a point in time	1,470,170	2,881,725	3,489,184
Revenue from the releasing of guarantee liabilities	Overtime	—	47,141	1,393,081
Other revenue - investor referral	At a point in time	178,616	269,256	342,181
Other revenue - others	At a point in time/Overtime	131,704	73,292	242,427
Total net revenue		1,780,490	3,271,414	5,466,873